Stock-Based Employee Compensation (Details 1) - $ / shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Number of Options [Rollforward]
Number of Options, Outstanding, beginning of period (in shares)	9,541,393	13,613,615	15,314,074
Number of Options, Granted (in shares)	648,147	838,996	881,584
Number of Options, Exercised (in shares)	(1,948,236)	(4,689,588)	(2,527,458)
Number of Options, Forfeited (in shares)	(170,711)	(220,433)	(52,779)
Number of Options, Expired (in shares)	(338)	(1,197)	(1,806)
Number of Options, Outstanding, end of period (in shares)	8,070,255	9,541,393	13,613,615
Number of Options, Exercisable (in shares)	6,456,382	7,348,309	10,499,030
Weighted Average Exercise Price [Rollforward]
Options, Weighted Average Exercise Price, Outstanding, beginning of period (in dollars per share)	$ 34.03	$ 25.46	$ 21.82
Options, Weighted Average Exercise Price, Granted (in dollars per share)	157.01	117.17	79.86
Options, Weighted Average Exercise Price, Exercised (in dollars per share)	25.79	22.25	22.02
Options, Weighted Average Exercise Price, Forfeited (in dollars per share)	109.23	71.75	42.79
Options, Weighted Average Exercise Price, Expired (in dollars per share)	31.92	21.02	19.55
Options, Weighted Average Exercise Price, Outstanding, end of period (in dollars per share)	44.31	34.03	25.46
Options, Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 26.66	$ 21.37	$ 19.45